Financial Instruments - Summary of Net Result from Financial Instruments by Measurement Categories (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Net Result from Financial Instruments by Measurement Categories [Line Items]
Net financial result	€ (16,760)	€ 59,961	€ 4,731
Financial assets at amortised cost, category [Member]
Disclosure Of Detailed Information About Net Result from Financial Instruments by Measurement Categories [Line Items]
Net financial result	(17,544)	43,583	7,612
Financial liabilities at amortised cost, category [Member]
Disclosure Of Detailed Information About Net Result from Financial Instruments by Measurement Categories [Line Items]
Net financial result	(946)	(886)	(802)
Financial liabilities at fair value through profit or loss, category [Member]
Disclosure Of Detailed Information About Net Result from Financial Instruments by Measurement Categories [Line Items]
Net financial result	€ 1,730	€ 17,264	€ (2,079)